Transactions with Related Parties and Joint Operators - Disclosure of Transactions Between Related Parties (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Revenue from sales of goods and services	S/ 21,505	S/ 36,901	S/ 53,784
Purchase of goods and services	16,967	3,967	507
Associates [member]
Disclosure of transactions between related parties [line items]
Revenue from sales of goods and services	3,367		1,400
Purchase of goods and services	2,776	739	18
Joint operations [member]
Disclosure of transactions between related parties [line items]
Revenue from sales of goods and services	18,138	36,901	52,384
Purchase of goods and services	S/ 14,191	S/ 3,228	S/ 489